Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Equity investments	3.00%	3.00%
Fixed income investments	65.00%	64.00%
Real estate investments	11.00%	9.00%
Qualifying insurance contract	15.00%	19.00%
Other	6.00%	5.00%
Total composition of fair value of plan assets	100.00%	100.00%